Generation Wave Growth Fund (Prospectus Summary) | Generation Wave Growth Fund
Generation Wave Growth Fund
Investment Objective
The investment objective of the Fund is capital appreciation over the long term while at times providing a low level of current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Generation Wave Growth Fund
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Generation Wave Growth Fund
Management Fees		0.95%
Other Expenses		1.05%
Acquired Fund Fees and Expenses		0.08%
Total Annual Fund Operating Expenses	[1]	2.08%
Less: Fee Waiver/Expense Reimbursement		(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.83%
[1]	Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of the prospectus which does not reflect acquired fund fees and expenses.
[2]	Mutual Advisors, Inc. ("MAI" or "Adviser"), the Fund's investment adviser, has contractually agreed to limit the Fund's total annual fund operating expenses (exclusive of taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses and extraordinary expenses) to 1.75% of average net assets of the Fund through July 31, 2012, with such renewal terms of one year, each measured from the date of renewal, as may be approved by the Fund's Board of Trustees (the "Board of Trustees"), unless either the Board of Trustees or MAI terminates the agreement prior to such renewal.

Example
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% rate of return each year, that you reinvest all distributions, and that the Fund's operating expenses remain the same each year. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through July 31,
2012.

Although your actual costs may be higher or lower, based on these assumptions your costs for the Fund would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Generation Wave Growth Fund	186	628	1,096	2,391

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 82.62%
of the average value of its portfolio.

Principal Investment Strategies
To best achieve its investment objective, the Fund, a non-diversified investment company, invests primarily in equity securities (i.e. common stocks, preferred stocks and securities convertible into common stocks) of small, medium or large capitalization companies, both domestic and foreign, in different industry sectors. The Fund may also invest in third-party investment companies. In addition, the Fund may borrow money, a practice known as "leveraging," to meet redemptions, for other emergency purposes or to increase its portfolio holdings.

The Fund may, to a more limited degree, also purchase fixed-income securities, options, and certain other securities. Additionally, the Fund may engage in short sales and certain derivatives strategies. However, when market conditions are unfavorable for profitable investing or when suitable investments are not otherwise available, the Fund may from time to time invest any amount in cash or high-quality short-term securities as a temporary defensive position.

It is anticipated that at any given time, the companies in which the Fund invests may fall anywhere on the spectrum of industries and sectors currently available focusing on the demographic, economic and lifestyle trends of any one or all of the Baby Boomer (persons born between 1946 and 1964), Generation X
(persons born between 1965 and 1980), and Generation Y (persons born between
1980 and the late 1990s) populations. The Fund may, from time to time, have greater than 25%, but no more than 80%, of its net assets concentrated in one industry or sector. While the Fund may concentrate its investments in one industry or sector, it is likely that the particular industries or sectors most attractive to the Fund may, and likely will, change over time.

The Fund's portfolio manager begins his investment process with a top-down, macroeconomic analysis of equities; the impact of demographics is an important element of this analysis. The portfolio manager's individual security selection follows, and is based upon a careful evaluation of fundamentals and various valuation measures of companies operating within targeted industry groups. Sell decisions can be driven by larger, market-related concerns (e.g., the portfolio manager believes that the broader market is in a correcting phase) or by company-specific factors (e.g., the company's fundamentals are not delivering as expected or all catalysts have materialized thus limiting further upside).

For cash management purposes, the Fund may hold up to 20% of its net assets in cash or similar short-term, high-quality debt securities. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bank deposits, bankers' acceptances, shares of money market mutual funds, U.S. Government securities and repurchase agreements.

Principal Risks
The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of the Fund include:

·  the risk that you could lose all or portion of your investment in the Fund;

·  the risk that certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market;

·  the risk that investment strategies employed by MAI in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments;

·  the risk that asset allocation to a particular strategy does not reflect actual market movement or the effect of economic conditions;

·  because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer), its shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund;

·  because the Fund may invest up to 80% of its net assets in one industry or sector, the Fund may be subject to the risks affecting that one sector or industry, including the risk that the securities of companies within that one sector or industry will underperform due to adverse economic conditions, regulatory or legislative changes or increased competition affecting the sector or industry, more than would a fund that invests in a wide variety of market sectors or industries;

·  the risk of investing in small- to mid-capitalization companies whose performance can be more volatile and who face greater risk of business failure, which could increase the volatility of the Fund's portfolio;

·  the risk that the Fund may have difficulty selling small- to mid-capitalization securities during a down market due to lower liquidity;

·  the risk of interest rate fluctuation in connection with investments in bonds or other fixed-income securities;

·  the risk that an issuer of fixed-income securities will not make timely payments of principal and interest (credit risk);

·  there is no assurance the U.S. Government will provide financial support on securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities;

·  the risk that political, social or economic instability in foreign developed and emerging markets may cause the value of the Fund's investments in foreign securities to decline;

·  the risk that leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio;

·  the risk associated with bearing indirect fees and expenses charged by any underlying investment companies in which the Fund may invest in addition to its direct fees and expenses, as well as indirectly bearing the principal risks of those investment companies;

·  currency-rate fluctuations due to political, social or economic instability may cause the value of the Fund's investments to decline;

·  the risk of investing in a wide range of derivatives, including call and put options, futures and forward contracts, for hedging purposes as well as direct investment; and

·  the risk of loss if the value of a security sold short increases prior to the scheduled delivery date, since the Fund must pay more for the security than it has received from the purchaser in the short sale.

Performance
The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. The information shown assumes reinvestment of distributions.
Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available through the Fund's website at www.usamutuals.com.

Generation Wave Growth Fund Calendar Year Returns as of 12/31/10

The Fund's calendar year-to-date return as of June 30, 2011 was 3.12%.
During the period shown in the bar chart, the best performance for a quarter was 19.12%(for the quarter ended June 30, 2003). The worst performance was -20.07% (for the quarter ended December 31, 2008).

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Generation Wave Growth Fund	Return Before Taxes	11.35%	(0.38%)	1.92%	Jun. 21, 2001
Generation Wave Growth Fund After Taxes on Distributions	Return After Taxes on Distributions	11.35%	(1.70%)	1.17%	Jun. 21, 2001
Generation Wave Growth Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	7.38%	(0.39%)	1.60%	Jun. 21, 2001
Generation Wave Growth Fund S&P 500 Index	S&P 500 Index (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	2.12%	Jun. 21, 2001

After tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

In certain cases, the figure representing "Return After Taxes on Distributions and
Sale of Fund Shares" may be higher than the other return figures for the same period.
A higher after tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.